NOTE 16 - Financial Instruments and Risk Management: Schedule of Financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Details
Financial Assets at Amortized Cost - Cash and cash equivalents	$ 23,025	$ 2,390
Financial Assets at Amortized Cost - Trade accounts receivable	1,981	1,116
Financial Assets at Amortized Cost - Other accounts receivable (*)	10	13
Financial Assets at Amortized Cost - Restricted cash	433	371
Financial Assets at Amortized Cost	25,449	3,890
Financial Liabilities at Amortized Cost - Trade accounts payable and Accrued liabilities	3,013	3,926
Financial Liabilities at Amortized Cost - Other accounts payable (**)	2,068	2,325
Financial Liabilities at Amortized Cost - Loans	2,569	3,905
Financial Liabilities at Amortized Cost - Liability and Provision for Agricultural Research Organization (**)	2,540	2,696
Financial Liabilities at Amortized Cost - Lease liabilities	11,535	9,913
Financial Liabilities at Amortized Cost	$ 21,725	$ 22,765